Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment
Year	Summary compensation table total for CEO ($)(1)	Compensation actually paid to CEO ($)(2)	Average summary compensation table total for non-CEO NEOs ($)(3)	Average compensation actually paid to non-CEO NEOs ($)(4)	Total shareholder return ($)(5)	Peer group total shareholder return ($)(6)	Net income (thousands) ($)(7)	Normalized FAD per share ($)(8)
2022	5,348,447	4,415,915	2,293,369	2,358,932	81.07	73.59	110,036	1.01
2021	4,888,462	5,549,240	2,107,253	2,265,191	111.42	127.93	86,783	0.98
2020	10,198,144	10,536,428	2,196,804	2,466,673	98.17	93.01	68,488	0.99

Company Selected Measure Name	Normalized FAD per share
Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, John T. Thomas, for the respective years shown.The following non-CEO named executive officers are included in the average figures shown:
2022: Jeffrey N. Theiler, D. Deeni Taylor, Mark D. Theine, and John W. Lucey
2021: Jeffrey N. Theiler, D. Deeni Taylor, Mark D. Theine, and John W. Lucey
2020: Jeffrey N. Theiler, D. Deeni Taylor, Mark D. Theine, and Bradley D. Page

PEO Total Compensation Amount	$ 5,348,447	$ 4,888,462	$ 10,198,144
PEO Actually Paid Compensation Amount	$ 4,415,915	5,549,240	10,536,428
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” to our CEO in each of 2022, 2021, and 2020 reflects the respective amounts set forth in (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the summary compensation table total. The dollar amounts reflected in (2) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our compensation committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2022	2021	2020
CEO	John T. Thomas	John T. Thomas	John T. Thomas
SCT Total Compensation ($)	5,348,447	4,888,462	10,198,144
Less: Stock Awards Reported in SCT for the Covered Year ($)	(2,565,529)	(2,523,313)	(7,502,557)
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	2,065,483	2,705,301	7,091,364
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(112,744)	508,371	728,419
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(319,742)	(29,581)	21,058
Compensation Actually Paid ($)	4,415,915	5,549,240	10,536,428
Equity Valuations: Performance-based restricted share unit fair values are calculated by a third-party specialist who utilizes a Monte Carlo simulation as of the grant date and each year-end measurement date. Adjustments have been made using the stock price and updated assumptions (i.e., volatility, dividend yield, and risk-free rates) as of each measurement date. Time-vested restricted share unit grant date fair values are calculated using the stock price. Adjustments have been made using the stock price as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,293,369	2,107,253	2,196,804
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,358,932	2,265,191	2,466,673
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021, and 2020 reflects the respective amounts set forth in (3) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated in the summary compensation table total. The dollar amounts reflected in (4) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our compensation committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2022	2021	2020
Non-CEO NEOs	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	2,293,369	2,107,253	2,196,804
Less: Stock Awards Reported in SCT for the Covered Year ($)	(1,057,055)	(1,037,786)	(1,022,164)
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	853,942	1,113,429	1,010,472
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	400,174	95,181	274,760
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(131,498)	(12,886)	6,801
Compensation Actually Paid ($)	2,358,932	2,265,191	2,466,673
Equity Valuations: Performance-based restricted share unit fair values are calculated by a third-party specialist who utilizes a Monte Carlo simulation as of the grant date and each year-end measurement date. Adjustments have been made using the stock price and updated assumptions (i.e., volatility, dividend yield, and risk-free rates) as of each measurement date. Time-vested restricted share unit grant date fair values are calculated using the stock price. Adjustments have been made using the stock price as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Relative Total Shareholder Return •Normalized FAD per Share •Net Debt to Gross Asset Value
Total Shareholder Return Amount	$ 81.07	111.42	98.17
Peer Group Total Shareholder Return Amount	73.59	127.93	93.01
Net Income (Loss)	$ 110,036,000	$ 86,783,000	$ 68,488,000
Company Selected Measure Amount | $ / shares	1.01	0.98	0.99
PEO Name	John T. Thomas
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.For the relevant fiscal year, represents the cumulative TSR of each year’s peer group for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively. The peer group for 2022 is shown on page 54 of this proxy statement with 2021 and 2020 peer groups shown in the Company’s proxy statements for 2021 and 2020.Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021, and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FAD per Share
Non-GAAP Measure Description [Text Block]	Normalized FAD per share is a non-GAAP financial measure which is frequently used by our analysts, investors, and other interested parties in the evaluation of our performance as a REIT. Normalized FAD per share also has a direct relationship to the returns of our shareholders. A reconciliation of Normalized FAD per share to net income is included as Appendix A.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Gross Asset Value
PEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,565,529)	$ (2,523,313)	$ (7,502,557)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,065,483	2,705,301	7,091,364
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,744)	508,371	728,419
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(319,742)	(29,581)	21,058
Non-PEO NEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,057,055)	(1,037,786)	(1,022,164)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	853,942	1,113,429	1,010,472
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	400,174	95,181	274,760
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (131,498)	$ (12,886)	$ 6,801